Equity Method Investments, Summarized Consolidated Financial Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	$ 154,955,405		$ 221,414,874
Non-current assets	736,321,262		575,943,567
Current liabilities	33,136,919		34,406,904
Non-current liabilities	82,742,046		$ 93,994,059
Revenue	46,825,386	$ 38,285,812
Net income	96,030,327	(17,008,587)
Total comprehensive income	85,466,764	$ 11,972,650
MPC Container Ships ASA [Member]
Summarized Financial Information of Equity Method Investments [Abstract]
Current assets	491,176,000
Non-current assets	1,045,894,000
Current liabilities	147,949,000
Non-current liabilities	388,243,000
Market value	1,132,429,000
Revenue	235,837,000
Net income	110,197,000
Total comprehensive income	$ 110,522,000